Note 6 - Short-term Borrowings (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	2018	2017
Balance at June 30	$13,367	$23,986
Average balance during the year	24,422	21,053
Maximum month-end balance	28,621	28,073
Average interest rate during the year	0.98%	0.43%
Weighted average rate, June 30	1.02%	0.82%

Schedule of Repurchase Agreements [Table Text Block]
	Overnight and Continuous
	2018	2017
U.S. government-sponsored entities and agencies pledged	$—	$2,015
Residential mortgage-backed securities pledged	5,294	20,923
Collateralized mortgage obligations pledged	—	2,355
Total pledged	$5,294	$25,293
Repurchase agreements	$4,486	$23,986